UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Peloton Partners LLP
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Address:   6 Broad Street
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           London, United Kingdom  W1S 1BB
           --------------------------------------------------

Form 13F File Number:     028-12176
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Geoffrey Grant
           --------------------------------------------------
Title:     Chief Investment Officer
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Phone:     44-207-317-9500
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Geoffrey Grant          London, United Kingdom         06/18/08
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        1
                                               -------------

Form 13F Information Table Value Total:        21,026
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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
                                                  FORM 13F INFORMATION TABLE

      COLUMN 1            COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
--------------------- ---------------- ---------- -------- --------------------- ---------- ---------- -------------------------
                                                    VALUE  SHRS OR   SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
 NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000) PRN AMT   PRN  CALL   DISCRETION  MANAGERS    SOLE     SHARED     NONE
--------------------- ---------------- ---------- -------- -------- ----- ------ ---------- ---------- --------------------------
CADIZ INC                 COM NEW      127537207   21,026  1,385,104 SH              SOLE       0      1,385,104     0         0
